NET CLAIMS INCURRED FOR LIFE, GENERAL AND HEALTH INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of claims and benefits incurred [Abstract]
Disclosure of claims and benefits incurred [text block]
This item consists of the following:

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 15(b)	646,026	661,108	294,557	1,601,691
Ceded claims, Note 9(b)	(79,845)	(391,263)	(12,279)	(483,387)
Net insurance claims	566,181	269,845	282,278	1,118,304

	2016
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims, Note 15(b)	618,274	351,227	274,902	1,244,403
Ceded claims, Note 9(b)	(28,128)	(106,450)	(10,920)	(145,498)
Net insurance claims	590,146	244,777	263,982	1,098,905

	2015
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Gross claims	546,645	341,470	263,438	1,151,553
Ceded claims, Note 9(b)	(26,490)	(85,109)	(8,295)	(119,894)
Net insurance claims	520,155	256,361	255,143	1,031,659